Warrants - Series E Warrants - Additional Information (Detail)	Apr. 07, 2016 shares	Sep. 30, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Class of Warrant or Right [Line Items]
Common Stock Issued In Exchange Of Warrants		1
Warrants outstanding		68,911,099		5,447,940
Share of Common stock underlying Warrant		2,697	212	4
Series E Warrants [Member]
Class of Warrant or Right [Line Items]
Common Stock Issued In Exchange Of Warrants	28
Warrants outstanding	58,800,000
Share of Common stock underlying Warrant	70
Common stock exchange ratio	2.584